STOCK BASED COMPENSATION - Schedule of Stock Option Plan And Changes During period (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	6,122,120
Options granted	2,630,000
Options exercised	(783,040)
Options forfeited	(1,889,613)
Ending	6,079,467	6,122,120
Options exercisable	3,116,791
Options vested and expected to vest	6,079,467
Beginning Balance	$ 1.03
Weighted Average, Options granted	3.15
Weighted Average, Options exercised	0.19
Weighted Average, Options forfeited	0.41
Ending Balance	2.25	$ 1.03
Options exercisable	1.66
Options vested and expected to vest	$ 2.24
Weighted- Average Remaining Contractual Life, Options outstanding	7 years 10 months 24 days	8 years
Weighted- Average Remaining Contractual Life, Options exercisable	7 years
Weighted- Average Remaining Contractual Life, Options vested and expected to vest	7 years 10 months 24 days
Aggregate Intrinsic, Options outstanding	$ 5,484,316	$ 12,985,500
Aggregate Intrinsic, Options exercisable	4,495,425
Aggregate Intrinsic, Options vested and expected to vest	$ 5,484,316